LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES (Tables)	12 Months Ended
Dec. 31, 2021
LOANS, FINANCING, DEBENTURES AND LEASES
Schedule of balance of amounts payable relating to finance leases

	12.31.21	12.31.20
Nominal value payable	13,997,417	13,526,001
Unrealized financial expenses	(2,767,318)	(2,707,223)
Present value payable (1)	11,230,099	10,818,778

Current	2,907,481	2,262,043
Non-current	8,322,618	8,556,735
(1)	On December 31, 2021 and 2020, the present value of balances payable, included R$70,845 and R$1,470,508, respectively, referring to lease agreements with Telefónica Group companies (Note 29). The reduction in amounts with companies of the Telefónica Group results from the sale of the tower division of Telxius Telecom, S.A. to American Tower International, Inc

Schedule of aging list of finance lease payable

Year
2022	2,907,481
2023	2,697,656
2024	2,008,643
2025	1,282,211
2026	894,606
2027 onwards	1,439,502
Total	11,230,099

Schedule of repayments by year of maturity

	Loans and financing -
Year	financial instituitions	Leases	5G Licenses	Total
2023	4	2,697,656	621,623	3,319,283
2024	—	2,008,643	334,206	2,342,849
2025	—	1,282,211	46,790	1,329,001
2026	—	894,606	46,790	941,396
2027 onwards	—	1,439,502	655,055	2,094,557
Total	4	8,322,618	1,704,464	10,027,086

Schedule of changes in borrowings

	Loans and			Financing -	Contingent
	financing	Debentures	Leases	suppliers	consideration (1)	5G Licenses	Total
Balance on 12.31.19	48,850	3,104,350	9,191,151	996,274	484,048	—	13,824,673
Additions	—	—	4,828,542	370,538	—	—	5,199,080
Financial charges (Note 28)	1,879	87,635	526,127	26,620	6,555	—	648,816
Issue costs	—	1,376	—	—	—	—	1,376
Costs and expenses incurred	—	—	—	—	(40,708)	—	(40,708)
Write-offs (cancellation of contracts)	—	—	(315,291)	—	—	—	(315,291)
Write-offs (payments)	(50,617)	(1,148,785)	(3,411,751)	(1,017,732)	(449,895)	—	(6,078,780)
Balance on 12.31.20	112	2,044,576	10,818,778	375,700	—	—	13,239,166
Additions	—	—	3,113,349	221,840	—	4,459,442	7,794,631
Financial charges (Note 28)	20	49,786	828,710	7,899	—	37,800	924,215
Issue costs	—	1,082	—	—	—	—	1,082
Write-offs (cancellation of contracts)	—	—	(270,164)	—	—	—	(270,164)
Write-offs (payments)	(78)	(1,066,981)	(3,260,574)	(380,883)	—	(46,436)	(4,754,952)
Balance on 12.31.21	54	1,028,463	11,230,099	224,556	—	4,450,806	16,933,978
(1)	On July 13, 2020, the 2nd Federal Court of Maringá - PR, issued an order determining the transfer to the Company of the judicial deposit made by the former GVT, corresponding to the tax benefit of goodwill from the mergers of subsidiaries. As a result of the decision mentioned above, in September 2020, the Company redeemed the judicial deposit and paid Vivendi, monetarily restated, net of costs, expenses and taxes incurred, directly attributable to the reimbursement of such amount.

Schedule of funding and payments

	12.31.21				12.31.20
		Write-offs (payments)				Write-offs (payments)
			Financial				Financial
	Additions	Principal	charges	Total	Additions	Principal	charges	Total
Loans and financing	—	(74)	(4)	(78)	—	(48,645)	(1,972)	(50,617)
BNDES / PSI	—	(74)	(4)	(78)	—	(8,849)	(111)	(8,960)
BNB	—	—	—	—	—	(39,796)	(1,861)	(41,657)
Debêntures	—	(1,028,312)	(38,669)	(1,066,981)	—	(1,025,583)	(123,202)	(1,148,785)
1st issue – Minas Comunica	—	(28,312)	(1,697)	(30,009)	—	(25,583)	(1,995)	(27,578)
5th issue	—	(1,000,000)	(36,972)	(1,036,972)	—	—	(88,819)	(88,819)
6th issue	—	—	—	—	—	(1,000,000)	(32,388)	(1,032,388)
Financing - Suppliers	221,840	(370,635)	(10,248)	(380,883)	370,538	(970,029)	(47,703)	(1,017,732)
Contingent consideration	—	—	—	—	—	(344,217)	(105,678)	(449,895)
Leases	3,113,349	(2,455,690)	(804,884)	(3,260,574)	4,828,542	(2,909,214)	(502,537)	(3,411,751)
5G Licenses	4,459,442	(46,436)	—	(46,436)	—	—	—	—
Total	7,794,631	(3,901,147)	(853,805)	(4,754,952)	5,199,080	(5,297,688)	(781,092)	(6,078,780)

Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Schedule of borrowings

	Information on December 31, 2021			12.31.21			12.31.20
	Currency	Annual interest rate	Maturity	Current	Non-current	Total	Current	Non-current	Total
Financial institutions (b.1)				50	4	54	61	51	112
PSI	R$	2.5% to 5.5%	Jan-23	50	4	54	61	51	112

Suppliers (b.2)	R$	98.9% to 120.8% of CDI	Dec-22	224,556	—	224,556	375,700	—	375,700

Debentures (b.3)				1,028,463	—	1,028,463	1,044,668	999,908	2,044,576
1st issue – Minas Comunica	R$			—	—	—	29,352	—	29,352
5th issue	R$	108.25% of CDI	Feb-22	1,028,463	—	1,028,463	1,015,316	999,908	2,015,224

Leases (b.4)	R$	8.428% / IPCA		2,907,481	8,322,618	11,230,099	2,262,043	8,556,735	10,818,778

5G Licenses (b.5)	R$	SELIC / IGP-DI		2,746,342	1,704,464	4,450,806	—	—	—

Total				6,906,892	10,027,086	16,933,978	3,682,472	9,556,694	13,239,166